Shareholder Report, Average Annual Return (Details) 195661_Teucrium 2x Long Daily XRP ETF_TF_TSR Annual {TF}	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Teucrium 2x Long Daily XRP ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Teucrium 2x Long Daily XRP ETF NAV
Average Annual Return, Percent	(59.38%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	36.48%